Stock-Based Incentive Compensation Plans and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table summarizes CenterPoint Energy’s expenses related to LTIPs for 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
LTIP Compensation expense (1)	$28	$26	$21
Income tax benefit recognized	7	6	8
Actual tax benefit realized for tax deductions	12	5	6

(1)
Amounts presented in the table above are included in Operation and maintenance expense in CenterPoint Energy’s Statements of Consolidated Income and shown prior to any amounts capitalized.

Share-Based Compensation, Activity [Table Text Block]
The following tables summarize CenterPoint Energy’s LTIP activity for 2019:

	Year Ended December 31, 2019
	Shares (Thousands)	Weighted-Average Grant Date Fair Value	Remaining Average Contractual Life (Years)	Aggregate Intrinsic Value (2) (Millions)
Performance Awards (1)
Outstanding and non-vested as of December 31, 2018	3,818	$23.91
Granted	1,413	31.16
Forfeited or canceled	(825)	24.78
Vested and released to participants	(1,074)	18.97
Outstanding and non-vested as of December 31, 2019	3,332	$28.36	1.1	$53

Stock Unit Awards
Outstanding and non-vested as of December 31, 2018	1,060	$24.08
Granted	470	31.07
Forfeited or canceled	(131)	27.95
Vested and released to participants	(433)	20.72
Outstanding and non-vested as of December 31, 2019	966	$28.46	1.2	$26

(1)	Reflects maximum performance achievement.

(2)	Reflects the impact of current expectations of achievement and stock price.

Share-Based Compensation Arrangement By Award, Weighted Average Grant Date Fair Value, Grant Date Intrinsic Value, and Vested Grant Date Fair Value [Table Text Block]
The weighted average grant date fair values per unit of awards granted were as follows for 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(In millions, except for per unit amounts)
Performance Awards
Weighted-average grant date fair value per unit of awards granted	$31.16	$26.74	$26.64
Total intrinsic value of awards received by participants	36	12	7
Vested grant date fair value	20	9	5

Stock Unit Awards
Weighted-average grant date fair value per unit of awards granted	$31.07	$26.62	$26.77
Total intrinsic value of awards received by participants	15	9	9
Vested grant date fair value	9	7	7

Schedule of Multiemployer Plans [Table Text Block]
CenterPoint Energy’s participation in the significant plans is outlined in the following table. The EIN / Pension Plan Number column provides the EIN and three-digit pension plan numbers. The most recent Pension Protection Act Zone Status available in 2019 is for the plan year end at January 31, 2019 for the Central Pension Fund, May 31, 2019 for the Indiana Pension Laborers Fund, December 31, 2018 for the Pipeline Industry Benefit Fund, December 31, 2018 for the Laborers District Council & Contractors’ Pension Fund of Ohio, April 30, 2019 for the Ohio Operating Engineers Pension Fund, April 30, 2019 for the Operating Engineers Local 324 Fringe Benefit Fund, December 31, 2018 for the Minnesota Laborers Pension Fund, and December 31, 2018 for the Laborers’ Combined Fund of Western Pennsylvania. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are less than 80% funded and plans in the green zone are at least 80% funded. The FIP/RP Status Pending / Implemented column indicates plans for which a FIP or RP is either pending or has been implemented. The multi-employer contributions listed in the table below are CenterPoint Energy’s multi-employer contributions made in 2019.

Federal law requires pension plans in endangered status to adopt a FIP and plans in critical status to adopt a RP aimed at restoring the financial health of the plan. In December 2014, the Multi-employer Pension Reform Act of 2014 was passed and permanently extended the Pension Protection Act of 2006 multi-employer plan critical and endangered status funding rules, among other things, including providing a provision for a plan sponsor to suspend or reduce benefit payments to preserve plans in critical and declining status.

		Pension Protection Act Zone Status		Multi-employer Contributions
Pension Fund	EIN/Pension Plan Number	2019	FIP/RP Status Pending/Implemented	2019	Surcharge Imposed
				(in millions)
Central Pension Fund	36-6052390-001	Green	No	$12	No
Indiana Laborers Pension Fund	35-6027150-001	Green	No	5	No
Pipeline Industry Benefit Fund	73-0742835-001	Green	No	5	No
Laborers District Fund of Ohio	31-6129964-001	Green	No	4	No
Ohio Operating Engineers Pension Fund	31-6129968-001	Green	No	3	No
Operating Engineers Local #324 Fund (1)	38-1900637-001	Red	Implemented	3	No
Minnesota Laborers Pension Fund	41-6159599-001	Green	No	3	No
Laborers’ Combined Fund of Western PA (2)	25-6135576-001	Red	Implemented	2	No
Other				15
Total Contributions				$52

(1)
The Operating Engineers Local #324 Fringe Benefits Fund was certified to be in “critical” status for the plan year ending April 30, 2019. In an effort to improve the plan’s funding situation, on March 17, 2011, the trustees adopted a plan amendment, which reduced benefit accruals and eliminated some ancillary benefits, and adopted an RP that will be effective from May 1, 2013 through April 30, 2023 or until the plan is no longer in critical status. On April 27, 2015, the trustees updated the RP to change the annual standard for meeting the requirements of the RP. The trustees further updated the RP on January 29, 2019. The annual standard is that actuarial projections updated for each year show the fund is expected to remain solvent for a 20-year projection period.

(2)
The Laborers’ Combined Fund of Western Pennsylvania was previously deemed in critical status. The trustees adopted a FIP that is scheduled to run through December 31, 2020 and provided for changes in adjustable benefits and increases in the employer contribution rate.

While not considered significant to CenterPoint Energy, there are four plans in red zone status receiving CenterPoint Energy contributions. There are also five other plans where CenterPoint Energy contributions exceed 5% of each plan’s total contributions; however, none of these plans are considered significant to CenterPoint Energy.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in accumulated other comprehensive loss (gain) consist of the following:

	December 31,
	2019			2018
	Pension Benefits	Postretirement Benefits		Pension Benefits	Postretirement Benefits
	CenterPoint Energy	CenterPoint Energy	CERC	CenterPoint Energy	CenterPoint Energy	CERC
	(in millions)
Unrecognized actuarial loss (gain)	$105	$(16)	$(12)	$109	$(7)	$(3)
Unrecognized prior service cost	—	7	7	1	5	5
Deferred tax benefit	—	—	—	—	—	(9)
Net amount recognized in accumulated other comprehensive loss (gain)	$105	$(9)	$(5)	$110	$(2)	$(7)

Changes in accumulated comprehensive income (loss) are as follows:

	Year Ended December 31,
	2019			2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Beginning Balance	$(108)	$(14)	$5	$(68)	$—	$6
Other comprehensive income (loss) before reclassifications:
Remeasurement of pension and other postretirement plans	7	—	7	(19)	—	1
Deferred loss from interest rate derivatives (1)	(3)	(1)	—	(19)	(18)	(1)
Reclassified to earnings	1	—	—	—	—	—
Other comprehensive loss from unconsolidated affiliates	(1)	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss:
Prior service cost (2)	1	—	—	1	—	1
Actuarial losses (2)	8	—	—	6	—	—
Tax benefit (expense)	(3)	—	(2)	6	4	(1)
Net current period other comprehensive income (loss)	10	(1)	5	(25)	(14)	—
Adoption of ASU 2018-02	—	—	—	(15)	—	(1)
Ending Balance	$(98)	$(15)	$10	$(108)	$(14)	$5

(1)
Gains and losses are reclassified from Accumulated other comprehensive income into income when the hedged transactions affect earnings. The reclassification amounts are included in Interest and other finance charges in each of the Registrant’s respective Statements of Consolidated Income. Amounts are $1 million and less than $1 million for the years ended December 31, 2019 and 2018, respectively.

(2)
Amounts are included in the computation of net periodic cost and are reflected in Other, net in each of the Registrants’ respective Statements of Consolidated Income.

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The changes in plan assets and benefit obligations recognized in other comprehensive income during 2019 are as follows:

	Pension Benefits	Postretirement Benefits
	CenterPoint Energy	CenterPoint Energy	CERC
	(in millions)
Net loss (gain)	$4	$(8)	$(6)
Amortization of net loss	(8)	—	—
Amortization of prior service cost	(1)	1	(1)
Total recognized in comprehensive income	$(5)	$(7)	$(7)
Total expense recognized in net periodic costs and Other comprehensive income	$87	$1	$(1)

Benefit Plan Contributions [Table Text Block]
The Registrants made the following contributions in 2019 and expect to make the following minimum contributions in 2020 to the indicated benefit plans below:

	Contributions in 2019			Expected Minimum Contributions in 2020
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Qualified pension plans	$86	$—	$—	$76	$—	$—
Non-qualified pension plans	23	—	—	7	—	—
Postretirement benefit plans	17	10	3	17	9	3

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments are expected to be paid by the pension and postretirement benefit plans:

	Pension Benefits	Postretirement Benefits
	CenterPoint Energy	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2020	$180	$18	$8	$5
2021	178	18	8	4
2022	180	19	9	5
2023	181	20	10	5
2024	177	21	10	6
2025-2029	824	112	54	30

Defined Contribution Plan Disclosures [Table Text Block]
CenterPoint Energy allocates the savings plan benefit expense to Houston Electric and CERC related to their respective employees. The following table summarizes the Registrants’ savings plan benefit expense for 2019, 2018 and 2017:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Savings plan benefit expenses (1)	$58	$18	$18	$43	$17	$18	$41	$17	$17

(1)	Amounts presented in the table above are included in Operation and maintenance expense in the Registrants’ respective Statements of Consolidated Income and shown prior to any amounts capitalized.

Other Benefit Plans [Table Text Block]
Expenses related to other benefit plans were recorded as follows:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Postemployment benefits	$2	$1	$1	$3	$4	$1	$6	$1	$4
Deferred compensation plans	4	1	—	3	1	—	3	1	—

Amounts related to other benefit plans were included in Benefit Obligations in the Registrants’ accompanying Consolidated Balance Sheets as follows:

	December 31, 2019			December 31, 2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Postemployment benefits	$11	$3	$7	$11	$3	$7
Deferred compensation plans	41	8	3	42	9	3
Split-dollar life insurance arrangements	32	1	—	36	1	—

Other Employee Matters [Table Text Block]
As of December 31, 2019, the Registrants’ employees were covered by collective bargaining agreements as follows:

		Percentage of Employees Covered
	Agreement Expiration	CenterPoint Energy	Houston Electric	CERC
IBEW Local 66	May 2020	10%	51%	—
OPEIU Local 12 and Mankato	March and May 2021	2%	—	3%
Gas Workers Union Local 340	April 2020	3%	—	12%
IBEW Locals 949 & 1393 and USW Locals 12213 & 7441	December 2020	4%	—	7%
USW Locals 13-227 & 13-1 and IBEW Local 702	June and July 2022	5%	—	12%
Teamsters Local 135	September 2021	—	—	—
UWUA Local 175	October 2021	1%	—	—
Trade Agreements of Infrastructure Services through the DCA and PLCA (1)	Various expiration dates in 2020–2022	27%	—	—
Total		52%	51%	34%

(1)
Infrastructure Services Disposal Group negotiates various trade agreements through contractor associations. The two primary associations are the DCA and the PLCA.  These trade agreements are with a variety of construction unions including Laborer’s International Union of North America, International Union of Operating Engineers, United Association of Journeymen and Apprentices of the Plumbing and Pipe Fitting Industry, and Teamsters. The trade agreements have varying expiration dates in 2020, 2021 and 2022. In addition, these subsidiaries have various project agreements and small local agreements.  These agreements expire upon completion of a specific project or on various dates throughout the year.

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
CenterPoint Energy’s net periodic cost includes the following components relating to pension, including the non-qualified benefit plans:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Service cost (1)	$40	$37	$36
Interest cost (2)	96	79	89
Expected return on plan assets (2)	(105)	(107)	(97)
Amortization of prior service cost (2)	9	9	9
Amortization of net loss (2)	52	43	58
Settlement cost (2) (3)	2	—	—
Curtailment gain (2) (4)	(1)	—	—
Net periodic cost	$93	$61	$95

(1)	Amounts presented in the table above are included in Operation and maintenance expense in CenterPoint Energy’s Statements of Consolidated Income, net of regulatory deferrals and amounts capitalized.

(2)	Amounts presented in the table above are included in Other, net in CenterPoint Energy’s Statements of Consolidated Income, net of regulatory deferrals.

(3)
A one-time, non-cash settlement cost is required when the total lump sum distributions or other settlements of plan benefit obligations during a plan year exceed the service cost and interest cost components of the net periodic cost for that year. In 2019, CenterPoint Energy recognized a non-cash settlement cost due to lump sum settlement payments.

(4)
A curtailment gain or loss is required when the expected future services of a significant number of employees are reduced or eliminated for the accrual of benefits. In 2019, CenterPoint Energy recognized a pension curtailment gain related to employees who were terminated after the Merger closed.
Schedule of Assumptions Used [Table Text Block]
CenterPoint Energy used the following assumptions to determine net periodic cost relating to pension benefits:

	Year Ended December 31,
	2019	2018	2017
Discount rate	4.35%	3.65%	4.15%
Expected return on plan assets	6.00	6.00	6.00
Rate of increase in compensation levels	4.60	4.45	4.50

Schedule of Net Pension and Post-retirement Benefit Costs [Table Text Block]
The following table summarizes changes in the benefit obligation, plan assets, the amounts recognized in the Consolidated Balance Sheets as well as the key assumptions of CenterPoint Energy’s pension plans. The measurement dates for plan assets and obligations were December 31, 2019 and 2018.

	December 31,
	2019	2018
	(in millions, except for actuarial assumptions)
Change in Benefit Obligation
Benefit obligation, beginning of year	$2,013	$2,225
Plan obligations assumed in Merger	332	—
Service cost	40	37
Interest cost	96	79
Benefits paid	(244)	(201)
Actuarial (gain) loss (1)	216	(127)
Plan amendment	1	—
Curtailment	(1)	—
Benefit obligation, end of year	2,453	2,013
Change in Plan Assets
Fair value of plan assets, beginning of year	1,516	1,801
Plan assets assumed in Merger	286	—
Employer contributions	109	69
Benefits paid	(244)	(201)
Actual investment return	338	(153)
Fair value of plan assets, end of year	2,005	1,516
Funded status, end of year	$(448)	$(497)

Amounts Recognized in Balance Sheets
Current liabilities-other	$(8)	$(7)
Other liabilities-benefit obligations	(440)	(490)
Net liability, end of year	$(448)	$(497)
Actuarial Assumptions
Discount rate (2)	3.20%	4.35%
Expected return on plan assets (3)	5.75	6.00
Rate of increase in compensation levels	4.95	4.60
Interest crediting rate	3.25	3.75

(1)
Significant sources of loss for 2019 include the decrease in discount rate from 4.35% to 3.20%. Significant sources of gain for 2018 include the increase in discount rate from 3.65% to 4.35% and the mortality projection scale change from MP2017 to MP2018.

(2)
The discount rate assumption was determined by matching the projected cash flows of CenterPoint Energy’s plans against a hypothetical yield curve of high-quality corporate bonds represented by a series of annualized individual discount rates from one-half to 99 years.

(3)
The expected rate of return assumption was developed using the targeted asset allocation of CenterPoint Energy’s plans and the expected return for each asset class.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

The following table displays pension benefits related to CenterPoint Energy’s pension plans that have accumulated benefit obligations in excess of plan assets:

	December 31,
	2019		2018
	Pension (Qualified)	Pension (Non-qualified)	Pension (Qualified)	Pension (Non-qualified)
	(in millions)
Accumulated benefit obligation	$2,352	$68	$1,930	$61
Projected benefit obligation	2,385	68	1,952	61
Fair value of plan assets	2,005	—	1,516	—

Target Allocation of Plan Assets [Table Text Block]
As part of the investment strategy discussed above, CenterPoint Energy maintained the following weighted average allocation targets for its pension plans as of December 31, 2019:

	Minimum	Maximum
U.S. equity	19%	29%
International equity	8%	18%
Real estate	3%	9%
Fixed income	52%	62%
Cash	0%	2%

Schedule of Allocation of Plan Assets [Table Text Block]
The following tables set forth by level, within the fair value hierarchy (see Note 10), CenterPoint Energy’s pension plan assets at fair value as of December 31, 2019 and 2018:

	Fair Value Measurements as of December 31,
	2019				2018
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
Cash	$(7)	$—	$—	$(7)	$19	$—	$—	$19
Corporate bonds:
Investment grade or above	—	699	—	699	—	368	—	368
Equity securities:
U.S. companies	69	—	—	69	60	—	—	60
Cash received as collateral from securities lending	61	—	—	61	77	—	—	77
U.S. treasuries	232	—	—	232	196	—	—	196
Mortgage backed securities	—	8	—	8	—	6	—	6
Asset backed securities	—	3	—	3	—	1	—	1
Municipal bonds	—	44	—	44	—	27	—	27
Mutual funds (2)	270	—	—	270	167	—	—	167
International government bonds	—	21	—	21	—	16	—	16
Obligation to return cash received as collateral from securities lending	(61)	—	—	(61)	(77)	—	—	(77)
Total investments at fair value	$564	$775	$—	$1,339	$442	$418	$—	$860
Investments measured by net asset value per share or its equivalent (1) (2)				666				656
Total Investments				$2,005				$1,516

(1)	Represents investments in common collective trust funds.

(2)	The amounts invested in mutual funds and common collective trust funds were allocated as follows:

	As of December 31,
	2019		2018
	Mutual Funds	Common Collective Trust Funds	Mutual Funds	Common Collective Trust Funds
International equities (1)	31%	29%	85%	41%
U.S. equities	49%	51%	15%	5%
Real estate	1%	6%	—%	—%
Fixed income	19%	14%	—%	54%

Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
Postretirement benefits are accrued over the active service period of employees. The net postretirement benefit cost includes the following components:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Service cost (1)	$3	$1	$1	$2	$—	$1	$2	$1	$1
Interest cost (2)	15	7	5	13	8	4	16	9	5
Expected return on plan assets (2)	(5)	(4)	(1)	(5)	(4)	(1)	(5)	(4)	(1)
Amortization of prior service cost (credit) (2)	(5)	(6)	1	(5)	(5)	1	(5)	(6)	1
Net postretirement benefit cost (credit)	$8	$(2)	$6	$5	$(1)	$5	$8	$—	$6

(1)
Amounts presented in the table above are included in Operation and maintenance expense in each of the Registrants’ respective Statements of Consolidated Income, net of regulatory deferrals and amounts capitalized.

(2)	Amounts presented in the table above are included in Other, net in each of the Registrants’ respective Statements of Consolidated Income, net of regulatory deferrals.

Schedule of Assumptions Used [Table Text Block]
The following assumptions were used to determine net periodic cost relating to postretirement benefits:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
Discount rate	3.20%	3.20%	3.20%	3.60%	3.60%	3.60%	4.15%	4.15%	4.15%
Expected return on plan assets	4.60	4.70	4.15	4.55	4.75	3.85	4.50	4.75	3.60

Schedule of Net Pension and Post-retirement Benefit Costs [Table Text Block]
The following table summarizes changes in the benefit obligation, plan assets, the amounts recognized in consolidated balance sheets and the key assumptions of the postretirement plans. The measurement dates for plan assets and benefit obligations were December 31, 2019 and 2018.

	December 31,
	2019			2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Change in Benefit Obligation
Benefit obligation, beginning of year	$331	$166	$110	$386	$225	$109
Plan obligations assumed in Merger	37	—	—	—	—	—
Service cost	3	1	1	2	—	1
Interest cost	15	7	5	13	8	4
Participant contributions	8	2	4	7	2	4
Benefits paid	(26)	(13)	(8)	(25)	(13)	(9)
Plan amendment	9	3	5	—	—	—
Actuarial (gain) loss (1)	(21)	(4)	(15)	(52)	(56)	1
Benefit obligation, end of year	356	162	102	331	166	110
Change in Plan Assets
Fair value of plan assets, beginning of year	114	89	25	120	93	26
Employer contributions	17	10	3	14	9	4
Participant contributions	8	2	4	7	2	4
Benefits paid	(26)	(13)	(8)	(25)	(13)	(9)
Actual investment return	15	13	3	(2)	(2)	—
Fair value of plan assets, end of year	128	101	27	114	89	25
Funded status, end of year	$(228)	$(61)	$(75)	$(217)	$(77)	$(85)
Amounts Recognized in Balance Sheets
Current liabilities-other	$(8)	$—	$(3)	$(6)	$—	$(3)
Other liabilities-benefit obligations	(220)	(61)	(72)	(211)	(77)	(82)
Net liability, end of year	$(228)	$(61)	$(75)	$(217)	$(77)	$(85)
Actuarial Assumptions
Discount rate (2)	3.25%	3.25%	3.25%	4.35%	4.35%	4.35%
Expected return on plan assets (3)	3.95	4.05	3.35	4.60	4.70	4.15
Medical cost trend rate assumed for the next year - Pre-65	5.50	5.50	5.50	5.95	5.95	5.95
Medical/prescription drug cost trend rate assumed for the next year - Post-65	5.75	5.75	5.75	28.60	28.60	28.60
Prescription drug cost trend rate assumed for the next year - Pre-65	8.00	8.00	8.00	9.20	9.20	9.20
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50	4.50	4.50	4.50	4.50	4.50
Year that the cost trend rates reach the ultimate trend rate - Pre-65	2028	2028	2028	2026	2026	2026
Year that the cost trend rates reach the ultimate trend rate - Post-65	2029	2029	2029	2027	2027	2027

(1)
Significant sources of gain for 2019 include favorable cost trend rates and benefit claims experience in addition to the change in mortality projection scale from MP2018 to MP2019. Significant sources of gain for 2018 include the increase in the discount rate from 3.60% to 4.35%, favorable benefit claims experience and cost trend rates in addition to the change in mortality projection scale from MP2017 to MP2018.

(2)
The discount rate assumption was determined by matching the projected cash flows of the plans against a hypothetical yield curve of high-quality corporate bonds represented by a series of annualized individual discount rates from one-half to 99 years.

(3)	The expected rate of return assumption was developed using the targeted asset allocation of the plans and the expected return for each asset class.

Target Allocation of Plan Assets [Table Text Block]
As part of the investment strategy discussed above, the Registrants maintained the following weighted average allocation targets for the postretirement plans as of December 31, 2019:

	CenterPoint Energy		Houston Electric		CERC
	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
U.S. equity	13%	23%	13%	23%	15%	25%
International equity	3%	13%	3%	13%	2%	12%
Fixed income	69%	79%	69%	79%	68%	78%
Cash	0%	2%	0%	2%	0%	2%

Schedule of Allocation of Plan Assets [Table Text Block]
The following table presents mutual funds by level, within the fair value hierarchy, the Registrants’ postretirement plan assets at fair value as of December 31, 2019 and 2018:

	Fair Value Measurements as of December 31,
	2019				2018
	Mutual Funds
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
CenterPoint Energy	$128	$—	$—	$128	$114	$—	$—	$114
Houston Electric	101	—	—	101	89	—	—	89
CERC	27	—	—	27	25	—	—	25

The amounts invested in mutual funds were allocated as follows:

	As of December 31,
	2019			2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
Fixed income	71%	71%	69%	74%	74%	73%
U.S. equities	21%	21%	24%	19%	19%	21%
International equities	8%	8%	7%	7%	7%	6%